Derivative and Hedging Instruments - Investment Income (Loss) on Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Details) - Derivatives not designated in qualifying hedge accounting relationships - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	$ 133	$ (726)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	4	(116)
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	114	52
Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(9)	(20)
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	144	108
Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	15	(137)
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(423)	(626)
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(477)	(423)
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	766	437
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	$ (1)	$ (1)